Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000003588 | Thrivent Core Emerging Markets Debt Fund_4291386
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003588 | U.S. Treasury Notes_4291464
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003588 | U.S. Treasury Notes_4291463
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290449
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003588 | U.S. Treasury Notes_4291461
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003588 | Thrivent Core International Equity Fund_4291387
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290429
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290456
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290441
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4290377
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003588 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003588 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003588 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000003588 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003588 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003588 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003590 | Thrivent Core Emerging Markets Debt Fund_4291386
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003590 | U.S. Treasury Notes_4291464
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003590 | U.S. Treasury Notes_4291463
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290449
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003590 | U.S. Treasury Notes_4291461
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003590 | Thrivent Core International Equity Fund_4291387
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290429
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290456
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4290441
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4290377
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003590 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003590 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003590 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003590 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003590 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000003590 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003590 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003590 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%